Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	THE BANK OF NEW YORK MELLON CORPORATION
Amendment Flag	false
Entity Central Index Key	0001390777
EBP 004
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	THE BANK OF NEW YORK MELLON CORPORATION
Amendment Flag	false
Entity Central Index Key	0001390777